RELATED PARTY TRANSACTIONS (Schedule of Amounts Due from and to Related Parties, Excluding Direct Financing Lease Balances) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Amounts due from and to related parties [Abstract]
Loans to related parties - associated companies, long-term	$ 45,000	$ 45,000
Disposal group, disposed of by sale, not discontinued operations | River Box
Amounts due from and to related parties [Abstract]
Subsidiary, percentage ownership sold (in percentage)	50.10%
River Box
Amounts due from and to related parties [Abstract]
Loans to related parties - associated companies, long-term	$ 45,000
Equity method investment, ownership percentage	49.90%
Related Party
Amounts due from and to related parties [Abstract]
Allowance for expected credit losses	$ (11)	(24)
Total amount due from related parties	8,630	3,532
Loans to related parties - associated companies, long-term	45,000	45,000
Due to related parties	1,199	2,890
Related Party | Frontline plc
Amounts due from and to related parties [Abstract]
Other related parties	4,337	2,907
Related Party | Seatankers
Amounts due from and to related parties [Abstract]
Other related parties	388	411
Due to related parties	30	0
Related Party | Golden Ocean
Amounts due from and to related parties [Abstract]
Other related parties	3,750	0
Due to related parties	110	57
Related Party | Sloane Square Capital
Amounts due from and to related parties [Abstract]
Other related parties	0	201
Related Party | NorAm Drilling
Amounts due from and to related parties [Abstract]
Other related parties	70	24
Related Party | River Box
Amounts due from and to related parties [Abstract]
Other related parties	92	11
Related Party | Other related parties
Amounts due from and to related parties [Abstract]
Other related parties	4	2
Due to related parties	4	20
Related Party | Frontline Shipping
Amounts due from and to related parties [Abstract]
Due to related parties	1,041	2,813
Related Party | Front Ocean
Amounts due from and to related parties [Abstract]
Due to related parties	14	0
Related Party | River Box
Amounts due from and to related parties [Abstract]
Loans to related parties - associated companies, long-term	$ 45,000	$ 45,000